Average Annual Total Returns - Brighthouse Asset Allocation 100 Portfolio	Apr. 30, 2021
Dow Jones Aggressive Index (reflects no deduction for mutual fund fees or expenses)
Average Annual Return:
1 Year	15.99%
5 Years	12.79%
10 Years	10.31%
Class A
Average Annual Return:
1 Year	19.23%
5 Years	13.08%
10 Years	10.62%
Class B
Average Annual Return:
1 Year	18.91%
5 Years	12.80%
10 Years	10.36%